Property Plant and Equipment	Nov. 18, 2019
Property Plant And Equipment [Abstract]
Property Plant and Equipment
Note 11. Property, Plant and Equipment
Dominion Energy and Virginia Power
Acquisitions of Solar Projects
The following table presents acquisitions by Virginia Power of solar projects. Virginia Power expects to claim federal investment tax credits on the projects.

Date Agreement Entered	Date Agreement Closed	Project Location	Project Name	Project Cost (millions) (1)	Date of Commercial Operations	MW Capacity
September 2017	June 2019	North Carolina	Gutenberg	$142	September 2019	80
June 2018	February 2019	Virginia	Gloucester	37	April 2019	20
August 2018	March 2019	Virginia	Grasshopper	130	Expected 2020	80
August 2018	May 2019	North Carolina	Chestnut	130	Expected 2019	75
June 2019	June 2019	Virginia	Ft. Powhatan	270	Expected 2021	150
June 2019	August 2019	Virginia	Belcher	160	Expected 2020	88
August 2019	Pending	Virginia	Bedford	110	Expected 2021	70
October 2019	October 2019	Virginia	Maplewood	190	Expected 2022	120
(1)	Includes acquisition cost.
Dominion Energy
Acquisitions of Solar Projects
The following table presents acquisitions by Dominion Energy of solar projects. Dominion Energy expects to claim federal investment tax credits on the projects.

Date Agreement Entered	Date Agreement Closed	Project Location	Project Name	Project Cost (millions) (1)	Date of Commercial Operations	MW Capacity
August 2019	August 2019	Virginia	Greensville	$130	Expected 2020	80
August 2019	August 2019	Virginia	Myrtle	35	Expected 2020	15
September 2019	September 2019	South Carolina	Seabrook	105	Expected 2019	72
(1)	Includes acquisition cost.
Dominion Energy Gas
Assignment of Shale Development Rights
In December 2013, Dominion Energy closed on agreements with natural gas producers to convey over time approximately 100,000 acres of
Marcellus
Shale development rights underneath several of its natural gas storage fields. The agreements provided for payments to Dominion Energy Gas, subject to customary adjustments, of up to approximately $200 million over a period of nine years, and an overriding royalty interest in gas produced from the acreage. In August 2017, Dominion Energy Gas and a natural gas producer signed an amendment to the agreement, which included the finalization of contractual matters on previous conveyances, the conveyance of Dominion Energy Gas’ remaining 68% interest in approximately 70,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. Dominion Energy Gas received total consideration of $130 million, with $65 million received in the fourth quarter of 2017 and $65 million received in September 2018 in connection with the final conveyance. In September 2018, Dominion Energy Gas recognized a $65 million ($47 million after-tax) gain included in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income associated with the final conveyance of acreage.
In November 2014, Dominion Energy Gas closed an agreement with a natural gas producer to convey over time approximately 24,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields. In January 2018, Dominion Energy Gas and the natural gas producer closed on an amendment to the agreement, which included the conveyance of Dominion Energy Gas’ remaining 50% interest in approximately 18,000 acres and the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from all acreage. In February 2018, Dominion Energy Gas received proceeds of $28 million, resulting in an approximately $28 million ($20 million after-tax) gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.
In March 2018, Dominion Energy Gas closed an agreement with a natural gas producer to convey approximately 11,000 acres of Utica and Point Pleasant Shale development rights underneath one of its natural gas storage fields. The agreement provided for a payment to Dominion Energy Gas, subject to customary adjustments, of $16 million. In March 2018, Dominion Energy Gas received cash proceeds of $16 million associated with the conveyance of the acreage, resulting in a $16 million ($12 million after-tax) gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.
In June 2018, Dominion Energy Gas closed an amendment to an agreement with a natural gas producer for the elimination of Dominion Energy Gas’ overriding royalty interest in gas produced from approximately 9,000 acres of Marcellus Shale development rights underneath one of its natural gas storage fields previously conveyed in December 2013. In June 2018, Dominion Energy Gas received proceeds of $6 million associated with the transaction, resulting in a $6 million ($4 million after-tax) gain recorded in gains on sales of assets in Dominion Energy Gas’ Consolidated Statements of Income.